Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes
NOTE 11. INCOME TAXES

(a)	Income Tax Recognized in Net Earnings
The components of income tax expense were as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Current income taxe s	$4,992	$7,389	$8,355	$10,498
Deferred income taxes	(1,920)	1,361	(1,662)	(3,159)

	$3,072	$8,750	$6,693	$7,339

(b)	Reconciliation of Tax Expense
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Earnings before income taxes	$16,424	$13,041	$19,676	$14,633
Canadian statutory rate	23.4%	23.8%	23.4%	23.8%

Expected income tax provision	$3,843	$3,104	$4,604	$3,483
Add (deduct):
Exchange rate effects on tax basis	(1,064)	1,200	(2,736)	(285)
Earnings taxed in foreign jurisdictions	(1,674)	1,977	(1,269)	1,373
Withholding tax on dividends received from foreign subsidiaries	—	2,763	—	2,763
Amounts not deductible (taxable) for tax purposes	79	211	243	358
Impact of accounting for associates and joint ventures	(130)	(44)	(198)	53
Change in recognized deferred tax asset 1	1,866	—	5,790	—
Other	152	(461)	259	(406)

Income tax expense from continuing operations	$3,072	$8,750	$6,693	$7,339

1
This balance is the result of the Company no longer recognizing deferred tax recoveries in Canada, as it is unlikely that sufficient future taxable income will be available to offset against the existing deductible temporary differences and any unused Canadian tax losses or credits.

The applicable statutory tax rate is the aggregate of the Canadian federal income tax rate of 15.0 percent (2021 – 15.0 percent) and provincial income tax rate of 8.4 percent (2021 – 8.8 percent).
The Company’s effective tax rate is subject to fluctuations in the Argentine peso and Mexican peso exchange rate against the U.S. dollar. Since the Company holds significant rental assets in Argentina and Mexico, the tax base of these assets is denominated in Argentine peso and Mexican peso, respectively. The functional currency is, however, the U.S. dollar and as a result, the related local currency tax bases are revalued periodically to reflect the closing U.S. dollar rate against these currencies. Any movement in the exchange rate results in a corresponding unrealized exchange rate gain or loss being recorded as part of deferred income tax expense or recovery. During periods of large fluctuation or devaluation of the local currency against the U.S. dollar, these amounts may be significant but are unrealized and may reverse in the future. Recognition of these amounts is required by IFRS, even though the revalued tax basis does not generate any cash tax obligation or liability in the future.

NOTE 20. INCOME TAXES

(a)	Income Tax Recognized in Net Earnings
The components of income tax expense were as follows:

Years ended December 31,	2021	2020	2019
Current income taxes	$13,135	$(6,872)	$31,720
Deferred income taxes	43,422	14,174	31,476

	$56,557	$7,302	$63,196

(b)	Reconciliation of Tax Expense
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2021	2020	2019
Earnings before income taxes	$38,102	$95,559	$215,324
Canadian statutory rate	23.8%	24.4%	26.5%

Expected income tax provision	$9,068	$23,316	$57,061
Add (deduct):
Exchange rate effects on tax basis	(2,269)	(4,007)	2,125
Earnings taxed in foreign jurisdictions	2,313	(14,505)	(1,129)
Revaluation of Canadian deferred tax assets due to change in statutory rate	(660)	597	5,040
Withholding tax on dividends received from foreign subsidiaries	2,763	—	—
Amounts not deductible (taxable) for tax purposes	811	2,426	723
Impact of accounting for associates and joint ventures	(160)	(530)	(575)
Change in recognized deferred tax assets	44,704	—	—
Other	(13)	5	(49)

Income tax expense from continuing operations	$56,557	$7,302	$63,196

The applicable statutory tax rate is the aggregate of the Canadian federal income tax rate of 15.0 percent (2020 – 15.0 percent; 2019 – 15.0 percent) and provincial income tax rates of 8.8 percent (2020 – 9.4 percent; 2019 – 11.5 percent). During the fourth quarter of 2020, lower Alberta corporate income tax rates became substantively
enacted. The Alberta corporate income tax rates are 11.5 percent for 2019, 8.99 percent for 2020, and 8.0 percent thereafter.
The Company’s effective tax rate is subject to fluctuations in the Argentine peso and Mexican peso exchange rate against the U.S. dollar. Since the Company holds significant rental assets in Argentina and Mexico, the tax base of these assets is denominated in Argentine peso and Mexican peso, respectively. The functional currency is, however, the U.S. dollar and as a result, the related local currency tax bases are revalued periodically to reflect the closing U.S. dollar rate against these currencies. Any movement in the exchange rate results in a corresponding unrealized exchange rate gain or loss being recorded as part of deferred income tax expense or recovery. During periods of large fluctuation or devaluation of the local currency against the U.S. dollar, these amounts may be significant but are unrealized and may reverse in the future. Recognition of these amounts is required by IFRS, even though the revalued tax basis does not generate any cash tax obligation or liability in the future.
(c)	Income Tax Recognized in Other Comprehensive Income

Years ended December 31,	2021	2020	2019
Deferred Tax
Arising on income and expenses recognized in other comprehensive income:
Fair value remeasurement of hedging instruments entered into for cash flow hedges	$77	$186	$(286)
Arising on income and expenses reclassified from other comprehensive income to net earnings:
Relating to cash flow hedges	(53)	158	276
Arising on foreign exchange movement on long-term debt:
Relating to net investment hedge	—	61	—

Total income tax recognized in other comprehensive income	$24	$405	$(10)

(d)	Net Deferred Tax Assets (Liabilities)
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1

January 1, 2021	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)
Charged to net earnings	(10,945)	(21,808)	(12,398)	(572)	2,269	32	(43,422)
Charged to OCI	—	—	—	—	—	(24)	(24)
Exchange differences	(91)	(642)	99	539	54	—	(41)

December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$—	$(82,679)

1	Net deferred tax liabilities at December 31, 2021 of $82.7 million consist of liabilities of $92.0 million net of assets of $9.3 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1
January 1, 2020	$19,449	$26,082	$(57,684)	$1,330	$(17,144)	$335	$(27,632)
Charged to net earnings	(2,080)	2,661	(18,003)	(756)	4,007	—	(14,171)
Charged to OCI	—	—	—	(61)	—	(344)	(405)
Exchange differences	689	226	1,731	31	338	1	3,016

December 31, 2020	$18,058	$28,969	$(73,956)	$544	$(12,799)	$(8)	$(39,192)

1	Net deferred tax liabilities at December 31, 2020 of $39.2 million consist of liabilities of $87.4 million net of assets of $48.2 million.

(e)	Unrecognized Deferred Tax Assets
As at December 31, 2021, the Company did not recognize deductible temporary differences of $225.9 million (December 31, 2020 – $49.7 million) and unused Canadian tax credits of
$1.1 million (December 31, 2020 – nil
) for which it is unlikely that sufficient future taxable income will be available to offset against. The derecognition of certain deferred tax assets in Canada was due to a combination of factors which include losses in recent prior periods
, current period losses and continued challenging market conditions. The deductible temporary differences consist of:

Years ended December 31,	2021	2020
Canadian:
Tax losses	$138,408	$—
Capital assets	22,758	—
Accounting provisions & other accruals	26,363	—
Foreign:
Tax losses	38,374	49,667

	$225,903	$49,667

The Company’s unused tax losses and tax credits are subject to expiration in the years 2022 through 2041.